RELATED PARTY TRANSACTIONS - Schedule of Related Party Transactions (Parenthetical) (Detail) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Related Party Transaction [Line Items]
Aggregated revenue	$ 304,287	$ 7,311
Melco and its Subsidiaries [Member] | Rooms Food and Beverage and Entertainment Revenues [Member]
Related Party Transaction [Line Items]
Aggregated revenue	114,710	19,852
Melco and its Subsidiaries [Member] | Rooms Food and Beverage and Entertainment Revenues [Member] | Studio City Casinos Gaming Patrons [Member]
Related Party Transaction [Line Items]
Aggregated revenue	80,473	17,708
Melco and its Subsidiaries [Member] | Rooms Food and Beverage and Entertainment Revenues [Member] | Non Studio City Casinos Gaming Patrons [Member]
Related Party Transaction [Line Items]
Aggregated revenue	$ 34,237	$ 2,144